SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end US$1.00: MYR exchange rate	4.3900	4.1650
Yearly average US$1.00: MYR exchange rate	4.3996	4.1456